Government Bonds, And Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Summary of Balance of Government Bonds
The following table sets forth the balance of Mexican Government local bonds (the “Government Bonds”) held by Petróleos Mexicanos valued at amortized cost as of December 31, 2024 and 2023:

	2024		2023
Government bonds (1)	Ps.	35,875,353	Ps.	64,132,418
Less: current portion of Government Bonds, net of expected credit losses	14,740,032		28,637,314
Total long-term notes receivable	Ps.	21,135,321	Ps.	35,495,104
(1)As of December 31, 2024 and 2023, includes an expected credit loss of Ps. 2,869 and Ps. 5,595, respectively.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Mexican Bonds is as follows:

	December 31,
	2024		2023
Balance as of the beginning of the year	Ps.	64,132,418	Ps.	110,179,517
Government Bonds collected (1)	(28,096,861)		(45,849,715)
Accrued interests	4,612,403		7,426,089
Interests received from bonds	(4,854,744)		(8,052,642)
Impact of the valuation of bonds in UDIs	—		(445,787)
Amortized cost	79,410		870,834
Reversal of impairment of bonds	2,727		4,122
Balance at the end of the year	Ps.	35,875,353	Ps.	64,132,418
(1)During 2024, some series of Mexican Government Bonds were collected in February, April, June, August, September, October and December.

Summary of Other Assets
At December 31, 2024 and 2023, the balance of other assets was as follows:

	December 31,
	2024		2023
Restricted cash (1)	Ps.	17,119,599	Ps.	—
Other	4,657,144		3,353,985
Payments in advance (2)	4,029,445		5,907,464
Insurance	1,922,587		1,352,643
Total other assets	Ps.	27,728,775	Ps.	10,614,092
(1)Restricted cash as collateral for a financing transaction maturing in November 2026, and restricted cash corresponds to judicial seizures of Ps. 14,972,193 and Ps.2,417,406, respectively.
(2)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, through PTI ID.